6. ACQUISITIONS OF BUSINESSES AND TRANSACTIONS WITH NON-CONTROLLING INTERESTS (Details) - Aug. 07, 2015 - World Duty Free € in Millions, $ in Millions	USD ($)	EUR (€)
Disclosure of detailed information about business combination [line items]
Trade receivables | $	$ 41.0
Inventories | $	25.8
Other current assets | $	15.3
Property, plant and equipment | $	38.0
Concession rights | $	180.9
Other non-current assets | $	10.0
Deferred tax assets | $	3.5
Trade payables | $	(49.9)
Financial debt | $	(1.0)
Other liabilities | $	(24.2)
Deferred tax liabilities | $	(50.9)
Fair value of non-controlling interests | $	(5.2)
Identifiable net assets | $	183.3
Hudson’s share in these net assets | $	183.3
Goodwill | $	197.0
Total purchase price allocated to US and Canada entities | $	$ 380.3
EUR
Disclosure of detailed information about business combination [line items]
Trade receivables | €		€ 37.4
Inventories | €		23.5
Other current assets | €		14.0
Property, plant and equipment | €		34.7
Concession rights | €		165.0
Other non-current assets | €		9.1
Deferred tax assets | €		3.2
Trade payables | €		(45.5)
Financial debt | €		(0.9)
Other liabilities | €		(22.0)
Deferred tax liabilities | €		(46.5)
Fair value of non-controlling interests | €		(4.8)
Identifiable net assets | €		167.2
Hudson’s share in these net assets | €		167.2
Goodwill | €		179.7
Total purchase price allocated to US and Canada entities | €		€ 346.9